Crawford Small Cap Dividend Fund
Schedule of Investments
March 31, 2026 (Unaudited)
COMMON STOCKS — 97.59% Shares Fair Value
Consumer Discretionary — 8.60%
Academy Sports & Outdoors, Inc. 124,710 $ 7,039,879
HNI Corp. 134,222 4,481,672
Monarch Casino & Resort, Inc. 39,231 3,750,484
Monro, Inc. 239,221 3,837,105
Rocky Brands, Inc. 115,169 4,459,344
Scotts Miracle-Gro Co. (The) 61,100 3,715,491
Shoe Carnival, Inc. 150,124 2,340,433
29,624,408
Consumer Staples — 5.20%
Interparfums , Inc. 42,522 3,862,698
J&J Snack Foods Corp. 37,990 3,011,467
Phibro Animal Health Corp., Class A 128,277 7,095,002
Turning Point Brands, Inc. 45,355 3,936,360
17,905,527
Energy — 2.90%
Kinetik Holdings, Inc. 104,620 5,064,654
Landbridge Co., LLC, Class A 71,463 4,934,520
9,999,174
Financials — 21.19%
Artisan Partners Asset Management, Inc., Class A 82,330 2,995,989
BancFirst Corp. 46,019 4,993,062
First Hawaiian, Inc. 141,237 3,480,080
FirstCash Holdings, Inc. 27,094 5,093,672
German American Bancorp, Inc. 103,889 4,341,521
Hamilton Lane, Inc., Class A 52,581 5,226,551
Hanover Insurance Group, Inc. 35,859 6,216,158
Lazard, Inc. 119,281 5,067,057
Old Republic International Corp. 151,808 6,057,139
Piper Sandler Companies 47,448 3,632,144
SouthState Bank Corp. 60,362 5,584,692
Stock Yards Bancorp, Inc. 82,982 5,500,877
Trico Bancshares 110,047 5,231,634
Walker & Dunlop, Inc. 90,068 3,997,218
WSFS Financial Corp. 84,593 5,537,458
72,955,252
Health Care — 5.17%
Embecta Corp. 286,405 2,531,820
LeMaitre Vascular, Inc. 76,246 8,323,776
US Physical Therapy, Inc. 92,445 6,929,677
17,785,273
Industrials — 36.59%
Advanced Energy Industries, Inc. 21,230 6,851,133
AZZ, Inc. 63,371 7,929,613
Belden, Inc. 50,975 5,853,459
Cactus, Inc., Class A 61,070 2,892,886

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
COMMON STOCKS — 97.59% - (continued) Shares Fair Value
Industrials — 36.59% - (continued)
Cadre Holdings, Inc. 190,050 $ 5,830,734
Cognex Corp. 97,931 4,797,640
ESCO Technologies, Inc. 30,874 8,687,017
Franklin Electric Co., Inc. 67,990 6,266,638
H&R Block, Inc. 72,421 2,298,643
Hackett Group, Inc. (The) 344,568 4,482,829
Hexcel Corp. 67,899 5,495,066
Information Services Group, Inc. 669,683 2,571,583
Landstar System, Inc. 26,918 4,315,225
Littelfuse , Inc. 23,902 8,111,145
ManpowerGroup, Inc. 76,523 2,254,368
Mesa Laboratories, Inc. 65,070 5,753,489
Moog, Inc., Class A 27,395 8,016,873
MSC Industrial Direct Co., Inc., Class A 44,202 4,078,519
Mueller Water Products, Inc., Class A 264,964 7,283,860
NAPCO Security Technologies, Inc. 105,588 4,159,111
Ralliant Corp. 81,100 3,372,949
Standex International, Inc. 33,612 8,566,354
Valmont Industries, Inc. 15,298 6,112,622
125,981,756
Materials — 2.39%
HB Fuller Co. 79,754 4,919,227
WD-40 Co. 16,150 3,293,631
8,212,858
Real Estate — 5.23%
Independence Realty Trust, Inc. 437,405 6,512,960
STAG Industrial, Inc. 129,778 4,679,795
Terreno Realty Corp. 111,050 6,820,691
18,013,446
Technology — 7.47%
A10 Networks, Inc. 209,527 4,844,264
Cass Information Systems, Inc. 81,572 3,590,799
CTS Corp. 72,363 3,456,057
Pegasystems, Inc. 153,946 6,551,942
Power Integrations, Inc. 141,999 7,270,349
25,713,411
Utilities — 2.85%
Black Hills Corp. 88,852 6,167,217
California Water Service Group 80,429 3,646,651
9,813,868
Total Common Stocks (Cost $260,486,105) 336,004,973

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
MONEY MARKET FUNDS - 2.47% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.53%
(a)
8,515,545 $ 8,515,545
Total Money Market Funds (Cost $8,515,545) 8,515,545
Total Investments — 100.06% (Cost $269,001,650) 344,520,518
Liabilities in Excess of Other Assets — (0.06)% (221,511)
NET ASSETS — 100.00% $ 344,299,007
(a) Rate disclosed is the seven day effective yield as of March 31, 2026.

Crawford Multi-Asset Income Fund
Schedule of Investments
March 31, 2026 (Unaudited)
COMMON STOCKS — 52.90% Shares Fair Value
Communications — 1.95%
Omnicom Group, Inc. 47,530 $ 3,579,484
Consumer Staples — 2.93%
British American Tobacco PLC - ADR 47,340 2,767,970
Philip Morris International, Inc. 15,780 2,609,065
5,377,035
Energy — 13.78%
Chevron Corp. 21,450 4,438,005
Kinder Morgan, Inc. 219,810 7,370,229
Kinetik Holdings, Inc. 91,845 4,446,216
ONEOK, Inc. 35,675 3,224,663
Williams Companies, Inc. (The) 78,910 5,743,070
25,222,183
Financials — 5.72%
First Hawaiian, Inc. 63,120 1,555,277
Huntington Bancshares, Inc. 228,020 3,568,513
PNC Financial Services Group, Inc. (The) 13,390 2,786,325
Prudential Financial, Inc. 26,310 2,570,224
10,480,339
Health Care — 4.58%
AbbVie, Inc. 21,920 4,767,381
Pfizer, Inc. 129,360 3,632,429
8,399,810
Industrials — 2.21%
United Parcel Service, Inc., Class B 41,210 4,054,240
Real Estate — 12.70%
Crown Castle International Corp. 44,320 3,603,659
CubeSmart 74,400 2,726,760
Four Corners Property Trust, Inc. 149,920 3,545,608
Healthpeak Properties, Inc. 221,393 3,637,486
Lamar Advertising Co., Class A 29,310 3,712,404
Mid-America Apartment Communities, Inc. 10,630 1,298,136
WP Carey, Inc. 69,885 4,749,385
23,273,438
Utilities — 9.03%
American Electric Power Co., Inc. 36,070 4,728,056
Black Hills Corp. 58,620 4,068,814
Dominion Energy, Inc. 63,130 3,902,697
Duke Energy Corp. 29,310 3,837,851
16,537,418
Total Common Stocks (Cost $84,340,259) 96,923,947

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
PREFERRED STOCKS — 24.71% Shares Fair Value
Financials — 14.59%
AGNC Investment Corp., Series G, 7.75% 221,020 $ 5,423,831
American Express Co., Series D, 3.55% 4,164,000 4,116,853
Annaly Capital Management, Inc., Series F, 6.95% 74,200 1,865,388
Bank of America Corp., Series KK, 5.38% 9,830 212,820
Invesco Mortgage Capital, Inc., Series C, 7.50% 138,130 3,226,717
M&T Bank Corp., Series J, 7.50% 59,510 1,525,241
Two Harbors Investment Corp., Series B, 7.63% 191,630 4,786,917
Wells Fargo & Co., Series L, 7.50% 4,820 5,567,100
26,724,867
Real Estate — 6.81%
Armada Hoffler Properties, Inc., Series A, 6.75% 210,180 4,573,517
Digital Realty Trust, Inc., Series L, 5.20% 170,250 3,302,850
UMH Properties, Inc., Series D, 6.38% 126,180 2,619,497
Vornado Realty Trust, Series M, 5.25% 122,780 1,987,808
12,483,672
Utilities — 3.31%
Sempra Energy, 5.75% 8,690 179,014
Southern Co. (The), Series A, 4.95% 304,850 5,883,605
6,062,619
Total Preferred Stocks (Cost $48,519,217) 45,271,158
CORPORATE BONDS — 18.33%
Principal
Amount
Financials — 11.35%
Bank of America Corp., 6.13%, 4/27/2077 (H15T5Y + 323.000bps)
(a)(b)
$ 5,633,000 5,635,623
Charles Schwab Corp. (The), Series I, 4.00%, 12/31/2049 (H15T5Y +
317.000bps)
(a)(b)
6,998,000 6,950,848
JPMorgan Chase & Co., 6.50%, 4/1/2080 (H15T5Y + 215.000bps)
(a)(b)
3,605,000 3,701,144
Truist Financial Corp., 6.67%, 3/1/2168 (H15T5Y + 3.000bps)
(a)(b)
4,510,000 4,506,612
20,794,227
Real Estate — 2.41%
Crown Castle, Inc., 5.00%, 1/11/2028 4,384,000 4,416,441
Utilities — 4.57%
American Electric Power Co., Inc., 5.80%, 3/15/2056
(a)
5,635,000 5,569,766
Eversource Energy, 6.10%, 8/15/2056
(a)
2,850,000 2,812,357
8,382,123
Total Corporate Bonds (Cost $33,276,997) 33,592,791

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
March 31, 2026 (Unaudited)
MONEY MARKET FUNDS - 3.88% Shares Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 3.53%
(c)
7,116,318 $ 7,116,318
Total Money Market Funds (Cost $7,116,318) 7,116,318
Total Investments — 99.82% (Cost $173,252,791) 182,904,214
Other Assets in Excess of Liabilities — 0.18% 322,391
NET ASSETS — 100.00% $ 183,226,605
(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as, of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b) Security is perpetual in nature and has no stated maturity date.
(c) Rate disclosed is the seven day effective yield as of March 31, 2026.
ADR - American Depositary Receipt.